2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Allowance for sales returns	$ 44,108	$ 45,582
Reserve for obsolete inventory	$ 53,338	$ 54,673